Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF - September | iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: 2.20 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.00%
Innovator U.S. Small Cap Power Buffer ETF - September | iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: 220.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Innovator U.S. Small Cap Power Buffer ETF - September | iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: 187.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)
Innovator U.S. Small Cap Power Buffer ETF - September | iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: 257.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)